Derivative Financial Instruments (Details) BRL in Millions, $ in Millions	12 Months Ended
	Sep. 30, 2014 USD ($)	Sep. 30, 2013 USD ($)	Sep. 30, 2012 USD ($)	Sep. 30, 2014 GBP (£)	Sep. 30, 2014 BRL	Sep. 30, 2014 USD ($)	Sep. 30, 2013 BRL	Sep. 30, 2013 USD ($)
Cash Flow Hedging | Interest rate swap agreements
Derivative financial instruments
Effective portion of derivatives before tax effect	$ 3.0
Effective portion of derivatives expected to be reclassified from accumulated other comprehensive loss to interest expense, net	4.8
Designated as Hedging Instrument | Cash Flow Hedging | Interest rate swap agreements
Derivative financial instruments
Effective portion of derivatives before tax effect	$ (2.4)	$ (0.5)	$ (8.4)
Designated as Hedging Instrument | Cash Flow Hedging | Interest Rate Swap June 2018
Derivative financial instruments
Notional Amount						$ 300.0
Fixed Rate (as a percent)				1.63%	1.63%	1.63%
Designated as Hedging Instrument | Cash Flow Hedging | Interest Rate Swap September 2015
Derivative financial instruments
Notional Amount						$ 250.0		$ 250.0
Fixed Rate (as a percent)				0.95%	0.95%	0.95%	0.95%	0.95%
Designated as Hedging Instrument | Cash Flow Hedging | Interest Rate Swap December 2014
Derivative financial instruments
Notional Amount						$ 200.0		$ 200.0
Fixed Rate (as a percent)				0.68%	0.68%	0.68%	0.68%	0.68%
Designated as Hedging Instrument | Cash Flow Hedging | Interest Rate Swap December 2013
Derivative financial instruments
Notional Amount								$ 150.0
Fixed Rate (as a percent)							0.55%	0.55%
Designated as Hedging Instrument | Cash Flow Hedging | Foreign Exchange Option
Derivative financial instruments
Notional principal of derivative exchange contracts				£ 0			BRL 2.1	$ 0.9
Not Designated as Hedging Instrument | Foreign currency forward contracts | United States of America, Dollars | Purchase
Derivative financial instruments
Notional Amount						$ 69.5		171.8
Not Designated as Hedging Instrument | Foreign currency forward contracts | United States of America, Dollars | Sell
Derivative financial instruments
Notional Amount						71.5		174.2
Not Designated as Hedging Instrument | Foreign currency forward contracts | Brazil, Brazil Real | Purchase
Derivative financial instruments
Notional Amount					BRL 1.1	0.4	4.0	1.8
Not Designated as Hedging Instrument | Foreign currency forward contracts | Brazil, Brazil Real | Sell
Derivative financial instruments
Notional Amount							BRL 8.2	3.6
Not Designated as Hedging Instrument | Options Held
Derivative financial instruments
Notional principal of derivative exchange contracts						$ 0.0		$ 0.0